Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Share issue costs	$ 2,448
Canopy Rivers Corporation
Share issue costs	$ 2,448